UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21882

               OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: MARCH 31

                     Date of reporting period: JUNE 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                 COUPON   MATURITY             VALUE
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--132.5%
-------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--55.6%
$      500,000   Albermarle Hospital Authority                                 5.250%   10/01/2038   $     507,290
-------------------------------------------------------------------------------------------------------------------
        15,000   Appalachian State University (Utility System)                 5.000    05/15/2024          15,321
-------------------------------------------------------------------------------------------------------------------
        50,000   Asheville COP 1                                               5.125    06/01/2018          50,545
-------------------------------------------------------------------------------------------------------------------
       130,000   Asheville COP 1                                               6.500    02/01/2008         130,251
-------------------------------------------------------------------------------------------------------------------
       110,000   Asheville Hsg. Authority (Woodridge Apartments) 1             5.750    11/20/2029         111,794
-------------------------------------------------------------------------------------------------------------------
        10,000   Asheville Hsg. Authority (Woodridge Apartments) 1             5.800    11/20/2039          10,111
-------------------------------------------------------------------------------------------------------------------
        10,000   Buncombe County Center for Mental Retardation
                 (Blue Ridge Area Foundation) 1                                7.750    11/01/2017          10,004
-------------------------------------------------------------------------------------------------------------------
        40,000   Charlotte Douglas International Airport 1                     6.000    07/01/2028          41,704
-------------------------------------------------------------------------------------------------------------------
        25,000   Charlotte Douglas International Airport Special
                 Facilities (US Airways) 1                                     5.600    07/01/2027          25,013
-------------------------------------------------------------------------------------------------------------------
       225,000   Charlotte Douglas International Airport Special
                 Facilities (US Airways) 1                                     7.750    02/01/2028         238,631
-------------------------------------------------------------------------------------------------------------------
        16,500   Charlotte Hsg. (Double Oaks Apartments) 1                     7.350    05/15/2026          16,521
-------------------------------------------------------------------------------------------------------------------
        80,000   Charlotte-Mecklenburg Hospital Authority Health
                 Care System (Carolinas Healthcare System/CMC
                 Obligated Group) 1                                            5.000    01/15/2031          81,117
-------------------------------------------------------------------------------------------------------------------
        95,000   Charlotte-Mecklenburg Hospital Authority Health
                 Care System (CMC/CMHA/CMHC/CIR Obligated
                 Group)                                                        5.000    01/15/2017          96,237
-------------------------------------------------------------------------------------------------------------------
       935,000   Charlotte-Mecklenburg Hospital Authority Health
                 Care System (CMC/CMHA/CMHC/CIR Obligated
                 Group)                                                        5.125    01/15/2022         945,968
-------------------------------------------------------------------------------------------------------------------
        55,000   Columbus County IF&PCFA (International Paper
                 Company) 1                                                    5.800    12/01/2016          56,356
-------------------------------------------------------------------------------------------------------------------
         5,000   Columbus County IF&PCFA (International Paper
                 Company) 1                                                    5.850    12/01/2020           5,120
-------------------------------------------------------------------------------------------------------------------
        35,000   Cumberland County Finance Corp. (Detention
                 Center & Mental Health) 1                                     5.250    06/01/2024          36,013
-------------------------------------------------------------------------------------------------------------------
        25,000   Dare County COP 1                                             5.000    05/01/2019          25,199
-------------------------------------------------------------------------------------------------------------------
       500,000   Durham Hsg. Authority (Naples Terrace
                 Apartments)                                                   5.700    06/01/2033         512,000
-------------------------------------------------------------------------------------------------------------------
     1,000,000   Elizabeth City Multifamily Hsg. (Walker Landing)              5.125    03/20/2049         994,800
-------------------------------------------------------------------------------------------------------------------
        35,000   Fayetteville State University 1                               8.200    10/01/2009          35,114
-------------------------------------------------------------------------------------------------------------------
       885,000   Gaston IF&PCFA (National Gypsum) 1                            5.750    08/01/2035         924,683
-------------------------------------------------------------------------------------------------------------------
        80,000   Halifax County IF&PCFA (Champion International
                 Corp.) 1                                                      5.450    11/01/2033          80,978
-------------------------------------------------------------------------------------------------------------------
        25,000   Halifax County IF&PCFA (International Paper
                 Company) 1                                                    5.900    09/01/2025          26,118
-------------------------------------------------------------------------------------------------------------------
     2,400,000   Haywood County IF&PCFA (International Paper
                 Company)                                                      4.450    03/01/2024       2,250,432
-------------------------------------------------------------------------------------------------------------------
       290,000   Kinston Hsg. Authority (Kinston Towers) 1                     6.750    12/01/2018         284,676
-------------------------------------------------------------------------------------------------------------------
         5,000   NC Capital Facilities Finance Agency (Duke
                 University)                                                   5.125    10/01/2026           5,153
-------------------------------------------------------------------------------------------------------------------
         5,000   NC Capital Facilities Finance Agency (Duke
                 University) 1                                                 5.125    10/01/2041           5,153
-------------------------------------------------------------------------------------------------------------------
        75,000   NC Centennial Authority Hotel Tax (Arena) 1                   5.125    09/01/2019          76,638
-------------------------------------------------------------------------------------------------------------------
        50,000   NC Eastern Municipal Power Agency                             5.125    01/01/2026          51,264
-------------------------------------------------------------------------------------------------------------------


             1 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                 COUPON   MATURITY             VALUE
-------------------------------------------------------------------------------------------------------------------
$       25,000   NC Eastern Municipal Power Agency                             6.500%   01/01/2018   $      28,731
-------------------------------------------------------------------------------------------------------------------
        80,000   NC Eastern Municipal Power Agency, Series A                   5.375    01/01/2024          81,317
-------------------------------------------------------------------------------------------------------------------
       195,000   NC Eastern Municipal Power Agency, Series A 1                 5.750    01/01/2026         202,781
-------------------------------------------------------------------------------------------------------------------
       300,000   NC Eastern Municipal Power Agency, Series B                   5.500    01/01/2017         300,363
-------------------------------------------------------------------------------------------------------------------
        60,000   NC Eastern Municipal Power Agency, Series B                   5.500    01/01/2021          60,746
-------------------------------------------------------------------------------------------------------------------
       655,000   NC Eastern Municipal Power Agency, Series B                   5.500    01/01/2021         655,852
-------------------------------------------------------------------------------------------------------------------
       575,000   NC Eastern Municipal Power Agency, Series B 1                 5.500    01/01/2021         575,748
-------------------------------------------------------------------------------------------------------------------
         5,000   NC Educational Facilities Finance Agency (Davidson
                 College) 1                                                    5.100    12/01/2012           5,005
-------------------------------------------------------------------------------------------------------------------
        60,000   NC Educational Facilities Finance Agency (St.
                 Augustine's College) 1                                        5.250    10/01/2018          61,372
-------------------------------------------------------------------------------------------------------------------
        20,000   NC HFA 1                                                      5.450    01/01/2011          20,489
-------------------------------------------------------------------------------------------------------------------
       100,000   NC HFA                                                        5.625    07/01/2030         101,180
-------------------------------------------------------------------------------------------------------------------
       355,000   NC HFA                                                        5.750    03/01/2017         360,794
-------------------------------------------------------------------------------------------------------------------
        35,000   NC HFA 1                                                      6.000    01/01/2016          35,677
-------------------------------------------------------------------------------------------------------------------
       280,000   NC HFA                                                        6.000    07/01/2016         284,612
-------------------------------------------------------------------------------------------------------------------
       400,000   NC HFA (Home Ownership) 1                                     4.800    01/01/2039         384,008
-------------------------------------------------------------------------------------------------------------------
       500,000   NC HFA (Home Ownership)                                       4.850    07/01/2038         486,935
-------------------------------------------------------------------------------------------------------------------
        15,000   NC HFA (Home Ownership)                                       4.950    01/01/2032          14,884
-------------------------------------------------------------------------------------------------------------------
        20,000   NC HFA (Home Ownership) 1                                     5.100    07/01/2017          20,287
-------------------------------------------------------------------------------------------------------------------
        70,000   NC HFA (Home Ownership)                                       5.150    01/01/2019          70,356
-------------------------------------------------------------------------------------------------------------------
        15,000   NC HFA (Home Ownership) 1                                     5.200    01/01/2020          15,078
-------------------------------------------------------------------------------------------------------------------
        75,000   NC HFA (Home Ownership) 1                                     5.200    07/01/2026          75,358
-------------------------------------------------------------------------------------------------------------------
        20,000   NC HFA (Home Ownership) 1                                     5.250    07/01/2011          20,325
-------------------------------------------------------------------------------------------------------------------
        15,000   NC HFA (Home Ownership) 1                                     5.250    07/01/2020          15,188
-------------------------------------------------------------------------------------------------------------------
        55,000   NC HFA (Home Ownership) 1                                     5.250    01/01/2022          55,683
-------------------------------------------------------------------------------------------------------------------
        30,000   NC HFA (Home Ownership)                                       5.250    07/01/2034          30,589
-------------------------------------------------------------------------------------------------------------------
        25,000   NC HFA (Home Ownership)                                       5.375    01/01/2023          25,450
-------------------------------------------------------------------------------------------------------------------
        10,000   NC HFA (Home Ownership) 1                                     5.375    01/01/2029          10,071
-------------------------------------------------------------------------------------------------------------------
        60,000   NC HFA (Home Ownership) 1                                     5.950    01/01/2027          60,526
-------------------------------------------------------------------------------------------------------------------
        15,000   NC HFA (Multifamily Mtg.) 1                                   5.350    09/01/2014          15,012
-------------------------------------------------------------------------------------------------------------------
        30,000   NC HFA (Multifamily Mtg.) 1                                   5.450    09/01/2024          30,015
-------------------------------------------------------------------------------------------------------------------
        25,000   NC HFA (Multifamily) 1                                        5.950    07/01/2021          25,183
-------------------------------------------------------------------------------------------------------------------
        10,000   NC HFA (Multifamily) 1                                        6.700    01/01/2027          10,014
-------------------------------------------------------------------------------------------------------------------
         5,000   NC HFA (Single Family) 1                                      5.200    03/01/2010           5,079
-------------------------------------------------------------------------------------------------------------------
        30,000   NC HFA (Single Family) 1                                      5.350    09/01/2028          30,569
-------------------------------------------------------------------------------------------------------------------
        15,000   NC HFA (Single Family)                                        5.375    09/01/2014          15,333
-------------------------------------------------------------------------------------------------------------------
         5,000   NC HFA (Single Family)                                        5.600    09/01/2019           5,107
-------------------------------------------------------------------------------------------------------------------
        15,000   NC HFA (Single Family) 1                                      5.700    09/01/2026          15,297
-------------------------------------------------------------------------------------------------------------------
        10,000   NC HFA (Single Family) 1                                      5.850    09/01/2028          10,166
-------------------------------------------------------------------------------------------------------------------
        30,000   NC HFA (Single Family) 1                                      5.950    09/01/2017          30,421
-------------------------------------------------------------------------------------------------------------------
        20,000   NC HFA (Single Family) 1                                      6.125    03/01/2018          20,746
-------------------------------------------------------------------------------------------------------------------
        15,000   NC HFA (Single Family) 1                                      6.200    03/01/2018          15,251
-------------------------------------------------------------------------------------------------------------------
        10,000   NC HFA (Single Family) 1                                      6.250    03/01/2017          10,254
-------------------------------------------------------------------------------------------------------------------
        10,000   NC HFA (Single Family) 1                                      6.250    09/01/2027          10,212
-------------------------------------------------------------------------------------------------------------------
        15,000   NC HFA (Single Family) 1                                      6.450    09/01/2027          15,309
-------------------------------------------------------------------------------------------------------------------
        10,000   NC HFA (Single Family) 1                                      6.600    09/01/2026          10,201
-------------------------------------------------------------------------------------------------------------------


             2 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                 COUPON   MATURITY             VALUE
-------------------------------------------------------------------------------------------------------------------
$      280,000   NC Medical Care Commission (ARC/HDS Alamance
                 Hsg. Corp.) 1                                                 5.800%   10/01/2034   $     293,527
-------------------------------------------------------------------------------------------------------------------
        10,000   NC Medical Care Commission (Carolina Medicorp) 1              5.250    05/01/2026          10,008
-------------------------------------------------------------------------------------------------------------------
        95,000   NC Medical Care Commission (Catholic Health
                 East) 1                                                       5.000    11/15/2018          96,971
-------------------------------------------------------------------------------------------------------------------
        50,000   NC Medical Care Commission (Catholic Health
                 East) 1                                                       5.000    11/15/2028          50,632
-------------------------------------------------------------------------------------------------------------------
         5,000   NC Medical Care Commission (Cypress Glen
                 Retirement Community) 1                                       6.000    10/01/2033           5,225
-------------------------------------------------------------------------------------------------------------------
        15,000   NC Medical Care Commission (Deerfield Episcopal
                 Retirement Community) 1                                       5.000    11/01/2023          15,155
-------------------------------------------------------------------------------------------------------------------
        40,000   NC Medical Care Commission (First Health of the
                 Carolinas) 1                                                  5.000    10/01/2028          40,302
-------------------------------------------------------------------------------------------------------------------
        30,000   NC Medical Care Commission (Gaston Memorial
                 Hospital) 1                                                   5.400    02/15/2011          30,549
-------------------------------------------------------------------------------------------------------------------
        50,000   NC Medical Care Commission (GHC/GHS/GMH
                 Obligated Group) 1                                            5.000    02/15/2019          50,469
-------------------------------------------------------------------------------------------------------------------
       350,000   NC Medical Care Commission (GHC/GHS/GMH
                 Obligated Group) 1                                            5.400    02/15/2011         356,409
-------------------------------------------------------------------------------------------------------------------
        85,000   NC Medical Care Commission (GHC/GHS/GMH
                 Obligated Group) 1                                            5.500    02/15/2019          86,868
-------------------------------------------------------------------------------------------------------------------
        25,000   NC Medical Care Commission (Glenaire/The
                 Presbyterian Homes Obligated Group) 1                         5.500    10/01/2031          25,840
-------------------------------------------------------------------------------------------------------------------
       270,000   NC Medical Care Commission (Glenaire/The
                 Presbyterian Homes Obligated Group) 1                         5.600    10/01/2036         280,646
-------------------------------------------------------------------------------------------------------------------
        10,000   NC Medical Care Commission (Grace Healthcare
                 System) 1                                                     5.250    10/01/2016          10,094
-------------------------------------------------------------------------------------------------------------------
       200,000   NC Medical Care Commission (Halifax Regional
                 Medical Center) 1                                             5.000    08/15/2018         195,814
-------------------------------------------------------------------------------------------------------------------
       180,000   NC Medical Care Commission (Moravian Home) 1                  5.100    10/01/2030         176,738
-------------------------------------------------------------------------------------------------------------------
        10,000   NC Medical Care Commission (Novant Health) 1                  5.000    10/01/2018          10,201
-------------------------------------------------------------------------------------------------------------------
        25,000   NC Medical Care Commission (Novant Health) 1                  5.000    10/01/2024          25,360
-------------------------------------------------------------------------------------------------------------------
        50,000   NC Medical Care Commission (Novant Health) 1                  5.125    05/01/2016          50,038
-------------------------------------------------------------------------------------------------------------------
        20,000   NC Medical Care Commission (Novant Health) 1                  5.250    05/01/2021          20,020
-------------------------------------------------------------------------------------------------------------------
       150,000   NC Medical Care Commission (Novant Health) 1                  5.250    05/01/2026         150,123
-------------------------------------------------------------------------------------------------------------------
       950,000   NC Medical Care Commission (Novant
                 Health/FMH/PH Obligated Group)                                5.000    11/01/2039         963,034
-------------------------------------------------------------------------------------------------------------------
        60,000   NC Medical Care Commission (Rex Healthcare) 1                 5.000    06/01/2023          60,983
-------------------------------------------------------------------------------------------------------------------
        45,000   NC Medical Care Commission (Southminster) 1                   6.125    10/01/2018          45,468
-------------------------------------------------------------------------------------------------------------------
        25,000   NC Medical Care Commission (St. Josephs) 1                    5.125    10/01/2028          25,647
-------------------------------------------------------------------------------------------------------------------
        10,000   NC Medical Care Commission (St. Josephs) 1                    5.125    10/01/2028          10,199
-------------------------------------------------------------------------------------------------------------------
         5,000   NC Medical Care Commission (Stanley Health
                 Services) 1                                                   6.250    10/01/2019           5,229
-------------------------------------------------------------------------------------------------------------------
        20,000   NC Medical Care Commission (Stanley Total Living
                 Center) 1                                                     5.375    10/01/2014          20,340
-------------------------------------------------------------------------------------------------------------------
        60,000   NC Medical Care Commission (Stanley Total Living
                 Center) 1                                                     5.375    10/01/2019          60,934
-------------------------------------------------------------------------------------------------------------------
        75,000   NC Medical Care Commission (The DePaul Group) 1               6.125    01/01/2028          73,754
-------------------------------------------------------------------------------------------------------------------


             3 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                 COUPON   MATURITY             VALUE
-------------------------------------------------------------------------------------------------------------------
$        5,000   NC Medical Care Commission (The United
                 Methodist Retirement Homes) 1                                 5.500%   10/01/2035   $       5,070
-------------------------------------------------------------------------------------------------------------------
        20,000   NC Medical Care Commission (Village at
                 Brookwood) 1                                                  6.375    01/01/2022          20,434
-------------------------------------------------------------------------------------------------------------------
        70,000   NC Medical Care Commission (Wake County
                 Hospital System)                                              5.250    10/01/2017          71,598
-------------------------------------------------------------------------------------------------------------------
       680,000   NC Medical Care Commission (Wake County
                 Hospital System)                                              5.375    10/01/2026         695,470
-------------------------------------------------------------------------------------------------------------------
        50,000    NC Medical Care Commission (Wayne Memorial
                 Hospital/Wayne Health Corp.) 1                                5.000    10/01/2021          50,932
-------------------------------------------------------------------------------------------------------------------
       135,000   NC Medical Care Commission (Well-Spring
                 Retirement Community) 1                                       5.375    01/01/2020         135,667
-------------------------------------------------------------------------------------------------------------------
        35,000   NC Medical Care Commission (Well-Spring
                 Retirement Community) 1                                       6.250    01/01/2027          35,016
-------------------------------------------------------------------------------------------------------------------
        15,000   NC Medical Care Commission Health Care Facilities
                 (Wilson Memorial Hospital) 1                                  5.250    11/01/2020          15,061
-------------------------------------------------------------------------------------------------------------------
        10,000   NC Medical Care Commission Hospital (Almance
                 Health System) 1                                              5.500    08/15/2013          10,012
-------------------------------------------------------------------------------------------------------------------
        90,000   NC Medical Care Commission Hospital (Almance
                 Health System) 1                                              5.500    08/15/2024          90,100
-------------------------------------------------------------------------------------------------------------------
        40,000   NC Medical Care Commission Retirement Facilities
                 (Givens Estates) 1                                            4.375    07/01/2009          39,765
-------------------------------------------------------------------------------------------------------------------
     1,000,000   NC Medical Care Commission Retirement Facilities
                 (Village at Brookwood)                                        5.250    01/01/2032         983,880
-------------------------------------------------------------------------------------------------------------------
        20,000   NC Municipal Power Agency 1                                   5.000    01/01/2020          20,389
-------------------------------------------------------------------------------------------------------------------
        80,000   NC Municipal Power Agency 1                                   5.125    01/01/2015          81,267
-------------------------------------------------------------------------------------------------------------------
       505,000   NC Municipal Power Agency                                     5.125    01/01/2017         514,034
-------------------------------------------------------------------------------------------------------------------
        50,000   NC Municipal Power Agency                                     5.125    01/01/2017          51,302
-------------------------------------------------------------------------------------------------------------------
        65,000   Northampton County IF&PCFA (Champion
                 International Corp.) 1                                        6.450    11/01/2029          67,842
-------------------------------------------------------------------------------------------------------------------
       100,000   Raleigh Durham Airport Authority 1                            5.000    05/01/2037         101,862
-------------------------------------------------------------------------------------------------------------------
        40,000   Raleigh GO 1                                                  5.500    06/01/2009          40,454
                                                                                                     --------------
                                                                                                        18,260,510

U.S. POSSESSIONS--76.9%
       100,000   Guam Education Financing Foundation COP 1                     5.000    10/01/2023         102,980
-------------------------------------------------------------------------------------------------------------------
        25,000   Guam GO, Series A                                             5.375    11/15/2013          25,020
-------------------------------------------------------------------------------------------------------------------
        10,000   Guam Power Authority, Series A                                5.250    10/01/2023          10,002
-------------------------------------------------------------------------------------------------------------------
        60,000   Guam Power Authority, Series A                                5.250    10/01/2023          60,196
-------------------------------------------------------------------------------------------------------------------
     1,400,000   Northern Mariana Islands Ports Authority, Series A            5.000    06/01/2030       1,372,798
-------------------------------------------------------------------------------------------------------------------
        20,000   Puerto Rico Aqueduct & Sewer Authority                        5.000    07/01/2019          20,303
-------------------------------------------------------------------------------------------------------------------
     1,170,000   Puerto Rico Children's Trust Fund (TASC)                      5.375    05/15/2033       1,215,104
-------------------------------------------------------------------------------------------------------------------
     1,215,000   Puerto Rico Children's Trust Fund (TASC)                      5.500    05/15/2039       1,267,889
-------------------------------------------------------------------------------------------------------------------
     1,270,000   Puerto Rico Children's Trust Fund (TASC)                      5.625    05/15/2043       1,329,893
-------------------------------------------------------------------------------------------------------------------
    16,000,000   Puerto Rico Children's Trust Fund (TASC)                      6.342 2  05/15/2050       1,105,600
-------------------------------------------------------------------------------------------------------------------
       100,000   Puerto Rico Commonwealth GO 1                                 0.000 3  07/01/2028          96,435
-------------------------------------------------------------------------------------------------------------------
       100,000   Puerto Rico Commonwealth GO                                   5.000    07/01/2026         100,818
-------------------------------------------------------------------------------------------------------------------
        70,000   Puerto Rico Commonwealth GO 1                                 5.125    07/01/2031          71,240
-------------------------------------------------------------------------------------------------------------------
     1,000,000   Puerto Rico Commonwealth GO                                   5.250    07/01/2025       1,046,360
-------------------------------------------------------------------------------------------------------------------
       445,000   Puerto Rico Commonwealth GO 1                                 5.250    07/01/2032         464,295
-------------------------------------------------------------------------------------------------------------------
        10,000   Puerto Rico Electric Power Authority 1                        5.250    07/01/2029          10,482
-------------------------------------------------------------------------------------------------------------------


             4 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                 COUPON   MATURITY             VALUE
-------------------------------------------------------------------------------------------------------------------
$      200,000   Puerto Rico Electric Power Authority, Series DD               5.000%   07/01/2028   $     204,784
-------------------------------------------------------------------------------------------------------------------
     1,300,000   Puerto Rico Electric Power Authority, Series TT               5.000    07/01/2037       1,330,316
-------------------------------------------------------------------------------------------------------------------
     4,000,000   Puerto Rico Electric Power Authority, Series UU 4             4.288 5  07/01/2031       3,980,000
-------------------------------------------------------------------------------------------------------------------
        10,000   Puerto Rico HFC 1                                             5.100    12/01/2018          10,056
-------------------------------------------------------------------------------------------------------------------
       445,000   Puerto Rico HFC, Series B                                     5.300    12/01/2028         453,250
-------------------------------------------------------------------------------------------------------------------
        25,000   Puerto Rico Highway & Transportation Authority 1              5.000    07/01/2022          25,267
-------------------------------------------------------------------------------------------------------------------
        80,000   Puerto Rico Highway & Transportation Authority 1              5.500    07/01/2036          88,712
-------------------------------------------------------------------------------------------------------------------
     3,200,000   Puerto Rico Highway & Transportation Authority,
                 Series N 4                                                    4.107 5  07/01/2045       3,195,200
-------------------------------------------------------------------------------------------------------------------
       335,000   Puerto Rico IMEPCF (American Airlines) 1                      6.450    12/01/2025         340,176
-------------------------------------------------------------------------------------------------------------------
        15,000   Puerto Rico IMEPCF (American Home Products) 1                 5.100    12/01/2018          15,643
-------------------------------------------------------------------------------------------------------------------
     1,400,000   Puerto Rico Infrastructure                                    5.000    07/01/2046       1,415,274
-------------------------------------------------------------------------------------------------------------------
        20,000   Puerto Rico Infrastructure                                    5.500    10/01/2040          21,060
-------------------------------------------------------------------------------------------------------------------
     1,500,000   Puerto Rico ITEMECF (Ana G. Mendez University)                5.000    03/01/2036       1,504,080
-------------------------------------------------------------------------------------------------------------------
        25,000   Puerto Rico ITEMECF (Ana G. Mendez University)                5.375    02/01/2019          25,510
-------------------------------------------------------------------------------------------------------------------
        80,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1              5.375    02/01/2029          81,483
-------------------------------------------------------------------------------------------------------------------
       485,000   Puerto Rico Port Authority (American Airlines),
                 Series A 1                                                    6.250    06/01/2026         486,368
-------------------------------------------------------------------------------------------------------------------
     1,115,000   Puerto Rico Port Authority (American Airlines),
                 Series A                                                      6.300    06/01/2023       1,115,537
-------------------------------------------------------------------------------------------------------------------
        35,000   Puerto Rico Port Authority, Series D 1                        6.000    07/01/2021          35,093
-------------------------------------------------------------------------------------------------------------------
        35,000   Puerto Rico Port Authority, Series D 1                        7.000    07/01/2014          35,150
-------------------------------------------------------------------------------------------------------------------
        10,000   Puerto Rico Public Buildings Authority 1                      5.125    07/01/2017          10,160
-------------------------------------------------------------------------------------------------------------------
        35,000   Puerto Rico Public Buildings Authority 1                      5.250    07/01/2033          36,424
-------------------------------------------------------------------------------------------------------------------
        75,000   Puerto Rico Public Buildings Authority, Series B 1            5.000    07/01/2012          76,194
-------------------------------------------------------------------------------------------------------------------
         5,000   Puerto Rico Public Buildings Authority, Series D 1            5.250    07/01/2036           5,147
-------------------------------------------------------------------------------------------------------------------
        10,000   Puerto Rico Public Finance Corp., Series A 1                  5.750    08/01/2027          10,584
-------------------------------------------------------------------------------------------------------------------
       200,000   University of Puerto Rico 1                                   5.000    06/01/2025         204,398
-------------------------------------------------------------------------------------------------------------------
       300,000   University of Puerto Rico, Series Q 1                         5.000    06/01/2030         305,937
-------------------------------------------------------------------------------------------------------------------
        50,000   V.I. Public Finance Authority (Gross Receipts Taxes
                 Loan)                                                         5.000    10/01/2031          50,420
-------------------------------------------------------------------------------------------------------------------
       300,000   V.I. Public Finance Authority, Series A 1                     5.625    10/01/2025         306,501
-------------------------------------------------------------------------------------------------------------------
     1,550,000   V.I. Water & Power Authority, Series A                        5.000    07/01/2031       1,552,418
                                                                                                     --------------
                                                                                                        25,220,557
-------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $43,676,839)-132.5%                                                   43,481,067
-------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(32.5)                                                           (10,669,800)

                                                                                                     --------------
NET ASSETS-100.0%                                                                                    $  32,811,267
                                                                                                     ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.


             5 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

To simplify the listings of securities, abbreviations are used per the table below:

ARC        Assoc. of Retarded Citizens
CMC        Carolinas Medical Center
CMHC       Center for Mental Health-Charlotte
COP        Certificates of Participation
CIR        Charlotte Institute of Rehabilitation
CMHA       Charlotte-Mecklenburg Hospital Authority
FMH        Forsyth Memorial Hospital
GHC        Gaston Health Care
GHS        Gaston Health Services
GMH        Gaston Memorial Hospital
GO         General Obligation
HDS        Housing Development Services
HFA        Housing Finance Agency
HFC        Housing Finance Corp.
IF&PCFA    Industrial Facilities & Pollution Control Financing Authority
IMEPCF     Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF    Industrial, Tourist, Educational, Medical and Environmental Community
             Facilities
PH         Presbyterian Hospital
ROLs       Residual Option Longs
TASC       Tobacco Settlement Asset-Backed Bonds
V.I.       United States Virgin Islands

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                               MARKET VALUE       PERCENT
---------------------------------------------------------------------------------------------------
Electric Utilities                                                     $  8,219,574          18.9%
Tobacco Master Settlement Agreement                                       4,918,486          11.3
Hospital/Health Care                                                      4,883,804          11.2
Highways/Commuter Facilities                                              3,309,179           7.6
General Obligation                                                        3,227,386           7.4
Single Family Housing                                                     2,674,990           6.2
Paper, Containers & Packaging                                             2,276,550           5.3
Higher Education                                                          2,248,526           5.2
Airlines                                                                  2,205,725           5.1
Adult Living Facilities                                                   2,146,390           4.9
Multifamily Housing                                                       2,120,331           4.9
Water Utilities                                                           1,572,721           3.6
Special Tax                                                               1,491,912           3.4
Building Products                                                           924,683           2.1
Municipal Leases                                                            401,541           0.9
Sales Tax Revenue                                                           327,561           0.8
Marine/Aviation Facilities                                                  213,809           0.5
Resource Recovery                                                           210,296           0.5
Government Appropriation                                                     45,943           0.1
Correctional Facilities                                                      36,013           0.1
Pharmaceuticals                                                              15,643           0.0
Not-for-Profit Organization                                                  10,004           0.0
                                                                       ----------------------------
Total                                                                  $ 43,481,067         100.0%
                                                                       ============================


             6 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $775,200 as of June 30, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2007 municipal bond holdings with a value of $7,175,200 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $6,400,000 in short-term floating rate notes issued and outstanding at that date.

At June 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:


             7 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL                                                                COUPON          MATURITY       VALUE AS OF JUNE
        AMOUNT   INVERSE FLOATER 1                                           RATES 2             DATES               30, 2007
------------------------------------------------------------------------------------------------------------------------------
$      400,000   Puerto Rico Electric Power Authority ROLs                     7.050%           7/1/31       $        380,000
       400,000   Puerto Rico Highway & Transportation Authority ROLs           5.060            7/1/45                395,200
                                                                                                             -----------------
                                                                                                             $        775,200
                                                                                                             =================

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 6 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2880% as of June 30, 2007). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   43,676,839
                                              ===============

Gross unrealized appreciation                 $       47,920
Gross unrealized depreciation                       (243,692)
                                              ---------------
Net unrealized depreciation                   $     (195,772)
                                              ===============


             8 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester North Carolina Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: August 8, 2007